Date of approval - Company Statement of Cash Flows (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating activities
Profit after tax	€ 648.7	€ 885.0	€ 1,450.2
Adjustments to reconcile profit after tax to net cash provided by operating activities
Net cash provided by operating activities	1,944.1	2,017.5	2,233.2
Investing activities
Net cash used in investing activities	(918.1)	(1,002.4)	(719.4)
Financing activities
Shareholder returns (net of tax)	(580.5)	(531.6)	(829.1)
Net proceeds from shares issued	19.1
Net cash used in financing activities	(287.0)	(854.5)	(1,222.8)
Increase in cash and cash equivalents	739.0	160.6	291.0
Cash and cash equivalents at beginning of year	1,675.6	1,515.0	1,224.0
Cash and cash equivalents at end of year	€ 2,566.4	€ 1,675.6	€ 1,515.0